CONTRACT COSTS, NET (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
CONTRACT COSTS, NET
Contract costs	¥ 48,672,331			$ 6,668,083	¥ 56,730,105
Allowance for credit losses	(7,043,409)			(964,944)	(8,394,288)	$ (1,150,013)	¥ (2,586,155)
Total contract costs, net	41,628,922			5,703,139	48,335,817
Contract costs, net	¥ 41,628,922			$ 5,700,000	¥ 48,335,817
Percentage of total contracts costs subsequently realized	40.70%			40.70%
Total contracts costs that have been subsequently realized	¥ 16,900,000			$ 2,300,000
Net recovery of provision for credit losses	¥ 521,268	$ 71,413	¥ 1,939,135